Finance expenses (Tables)	12 Months Ended
Dec. 31, 2022
Finance Expenses
Schedule of Finance Expenses

	For the year ended December 31
	2022	2021	2020
	NIS in thousands

Interest in respect of loan from related party	-	43	174
Expenses in respect of fees and interest	14,059	4,627	264
Exchange differences	-	4,536	-
Interest expense in respect of lease liability	630	375	90
Other	266	-	-
Total finance expenses	14,955	9,581	528